Note 6 - Related Party Transactions	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
6.	Related Party Transactions

The Managers (see Note
1
) provided technical and commercial vessel management for a fixed daily fee per vessel of Euro
685
for
2017,
2018
and
2019.
Vessel management fees paid to the Managers amounted to
$1,409,716,
$1,701,340
and
$1,964,536
in
2017,
2018
and
2019,
respectively, and are recorded under "Related party management fees" in the consolidated statements of operations. An additional fixed management fee is paid to Eurobulk relating to executive compensation. The amount of such executive compensation allocated to the Company prior to the Spin-off was based on the proportion of the number of calendar days that related to EuroDry's vessels to the number of days of the entire fleet of Euroseas. After the Spin-off, the annual compensation for such services was set at
$1,250,000.
This amount was
$693,524,
$731,456
and
$1,250,000
for
2017,
2018
and
2019,
respectively, and is recorded in “General and administrative expenses” in the consolidated statements of operations.

The Euroseas' Master Management Agreement ("MMA") with the Managers provides for an annual adjustment of the daily vessel management fee due to inflation to take effect on
January 1
of each year. The vessel management fee for laid-up vessels is half of the daily fee. This MMA, as periodically amended and restated, will automatically be extended after the initial five
-year period for an additional
five
-year period unless terminated on or before the
90th
day preceding the initial termination date. Pursuant to the MMA, each ship-owning company has signed – and each future ship owning company when a vessel is acquired will sign - with the Managers, a management agreement with the rate and term of these agreements set in the MMA effective at such time.

The MMA was amended and restated on
January 1, 2012
to reflect a
5%
discount on the daily vessel management fee for the period during which the number of the Euroseas-owned vessels (including vessels in which Euroseas is a part owner) managed by the Managers is greater than
20
("volume discount"); it was renewed on
January 1, 2014
for a new
five
year term until
January 1, 2019.

Starting
January 1, 2013,
the daily vessel management fee was adjusted to Euro
720
per day per vessel in operation and
360
Euros per day per vessel in lay-up before the
5%
discount. The fee remained unchanged for the subsequent years starting
January 1, 2014,
2015,
2016,
2017.

The MMA was further renewed on
January 1, 2018
for an additional
five
year term until
January 1, 2023
with the
5%
volume discount permanently incorporated in the daily management fee. The daily management fee remained unchanged at Euro
685
for the year
2019
and will be adjusted annually for inflation in the Eurozone. EuroDry signed new MMAs with the Managers which took effect after the completion of the Spin-off. EuroDry's MMAs are substantially on the same terms as the MMA between Euroseas and Eurobulk relating to the vessels that were previously owned by Euroseas. The fee will remain unchanged for
2020.

The vessels M/V “Xenia”, M/V “Alexandros P.”, M/V “Tasos” and M/V “Ekaterini” are managed by Eurobulk FE, which provides technical, commercial and accounting services. The remaining fleet of the Company (M/V “Pantelis, M/V “Eirini P.” and M/V “Starlight”) is managed by Eurobulk.

Amounts due to or from related companies represent net disbursements and collections made on behalf of the ship-owning companies by the Managers during the normal course of operations for which a right of off-set exists. As of
December 31, 2018,
the amount due from related companies was
$5,967,444.
As of
December 31, 2019
the amount due to related companies was
$1,547,210.
Based on the MMA, an estimate of the quarter’s operating expenses, expected dry-dock expenses, vessel management fee and fee for management executive services are to be advanced by the Company’s ship-owning subsidiaries in the beginning of the quarter to the respective Manager.

The Company uses brokers for various services, as is industry practice.  Eurochart S.A. (“Eurochart”), a company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of
1%
of the vessel sales price and
1.25%
of charter revenues. A commission of
1%
of the purchase price is also paid to Eurochart by the seller of the vessel for acquisitions the Company makes. In
November 2018,
the Company paid
$101,100
to Eurochart for the acquisition of M/V “Starlight”. Commissions to Eurochart for chartering services totaled
$253,503,
$324,178
and
$359,868
in
2017,
2018
and
2019,
respectively, recorded in “Commissions” in the consolidated statements of operations.

Certain members of the Pittas family, together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. ("Sentinel"); and with a crewing agent Technomar Crew Management Services Corp ("Technomar"). Technomar is a company owned by certain members of the Pittas family, together with two
other unrelated ship management companies. Sentinel is paid a commission on insurance premiums not
exceeding
5%;
Technomar is paid a fee of about
$50
per crew member per month. Total fees charged by Sentinel and Technomar were
$42,421
and
$59,710
in
2017,
$48,734
and
$66,292
in
2018,
and
$65,924
and
$82,405
in
2019,
respectively.  These amounts are recorded in "Vessel operating expenses" in the consolidated statements of operations.